REVENUE FROM CONTRACTS WITH CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2019
REVENUE FROM CONTRACTS WITH CUSTOMERS [Abstract]
Disaggregation of Revenue Sources by Attribute
Disaggregation of our revenue sources by attribute for the years ended December 31 follow:

2019
	Service Charges on Deposit Accounts	Other Deposit Related Income	Interchange Income	Investment and Insurance Commissions	Total
	(In thousands)
Retail
Overdraft fees	$7,590	$-	$-	$-	$7,590
Account service charges	2,103	-	-	-	2,103
ATM fees	-	1,368	-	-	1,368
Other	-	965	-	-	965
Business
Overdraft fees	1,515	-	-	-	1,515
ATM fees	-	35	-	-	35
Other	-	422	-	-	422
Interchange income	-	-	10,297	-	10,297
Asset management revenue	-	-	-	1,123	1,123
Transaction based revenue	-	-	-	535	535

Total	$11,208	$2,790	$10,297	$1,658	$25,953

Reconciliation to Consolidated Statement of Operations:
Non-interest income - other:
Other deposit related income					$2,790
Investment and insurance commissions					1,658
Bank owned life insurance					1,111
Other					3,723
Total					$9,282

2018
	Service Charges on Deposit Accounts	Other Deposit Related Income	Interchange Income	Investment and Insurance Commissions	Total
	(In thousands)
Retail
Overdraft fees	$8,285	$-	$-	$-	$8,285
Account service charges	2,406	-	-	-	2,406
ATM fees	-	1,423	-	-	1,423
Other	-	941	-	-	941
Business
Overdraft fees	1,567	-	-	-	1,567
ATM fees	-	34	-	-	34
Other	-	594	-	-	594
Interchange income	-	-	9,905	-	9,905
Asset management revenue	-	-	-	1,100	1,100
Transaction based revenue	-	-	-	871	871

Total	$12,258	$2,992	$9,905	$1,971	$27,126

Reconciliation to Consolidated Statement of Operations:
Non-interest income - other:
Other deposit related income					$2,992
Investment and insurance commissions					1,971
Bank owned life insurance					970
Other					2,827
Total					$8,760